Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
EQUITY
NOTE 10:-	EQUITY

a.	Share capital:

As of June 30, 2026, the Company’s share capital was composed of 10,680,015 Ordinary Shares issued and 10,559,300 Ordinary Shares outstanding.

b.	Treasury shares:

As of June 30, 2026, the Company held 120,715 Ordinary Shares in treasury.

c.	In March 2026, warrants to purchase up to 489,812 Ordinary Shares, originally issued in March 2021 to investors, expired unexercised in accordance with their terms and are no longer outstanding.
d.	Securities Purchase Agreement:

On March 6, 2026, the Company entered into a Securities Purchase Agreement with an institutional investor (the “March Purchaser”), pursuant to which the Company issued and sold, in a registered direct offering, on March 9, 2026, to the March Purchaser (the “March Offering”): (i) 882,825 Ordinary Shares, at an offering price of $1.24 per share; and (ii) pre-funded warrants to purchase up to 722,311 Ordinary Shares (the “March Pre-Funded Warrants”) at an offering price of $1.2399 per March Pre-Funded Warrant. The March Pre-Funded Warrants are exercisable immediately and may be exercised at any time until the March Pre-Funded Warrants are exercised in full (subject to the beneficial ownership limitation described above). The gross proceeds from the March Offering were $2 million before deducting offering expenses payable by the Company. As of the date of these consolidated financial statements, the March Pre-Funded Warrants have been exercised in full into 722,311 Ordinary Shares.

e.	At-the-market offering program:

On March 30, 2026, the Company entered into a Sales Agreement (the “Sales Agreement”) with A.G.P./Alliance Global Partners (the “Sales Agent”), pursuant to which the Company may offer and sell, from time to time, through the Sales Agent, up to $3,007,329 of Ordinary Shares. The Ordinary Shares will be offered and sold pursuant to the Company’s Registration Statement on Form F-3 (the “Registration Statement”), and the related base prospectus included in the Registration Statement, as supplemented by the prospectus supplement to the Registration Statement dated March 30, 2026. As of June 30, 2026 and the date of these financial statements, the Company has sold 630,674 Ordinary Shares under the Sales Agreement, , for a total consideration of $761,791 (net of $132,384 issuance costs), out of which $82,400 were received subsequent to the date of the report.